Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
Jan. 09, 2012
(PIMCO Global Multi-Asset Portfolio) | 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	10.23%
Since Inception*	18.92%
(PIMCO Global Multi-Asset Portfolio) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	11.76%
Since Inception*	26.60%
(PIMCO Global Multi-Asset Portfolio) | Administrative Class
Average Annual Return:
1 Year	11.35%
Since Inception*	18.01%
(PIMCO Foreign Bond Portfolio (Unhedged)) | JPMorgan GBI Global ex-US FX NY Index Unhedged in USD (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	5.76%
Since Inception*	5.18%
(PIMCO Foreign Bond Portfolio (Unhedged)) | Administrative Class
Average Annual Return:
1 Year	9.47%
Since Inception*	7.27%